Interest, advances, promissory notes payable and loan payable (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Interest Advances Promissory Notes Payable And Loan Payable
Balance, December 31, 2021	$ 3,041,966
Promissory notes received	405,350
Repayment of promissory notes	(405,350)
Transferred from promissory notes payable pursuant to private transaction	50,000
Balance, December 31, 2022 and December 31, 2023	$ 3,091,966